UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     RNC Capital Management LLC
Address:  11601 Wilshire Blvd 25th Flr
          Los Angeles, CA 90025

Form      13F File Number:  28-970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Manuel A. Gutierrez
      ------------------------------------
Title:   SVP. Chief Financial Officer
      ------------------------------------
Phone:   310-477-6543
      ------------------------------------

Signature, Place, and Date of Signing:

/s/ Manuel A. Gutierrez       Los Angeles, CA            January 21, 2000
--------------------------    ---------------            ----------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $996,587
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                            VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER     ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
--------------               --------------    -----     --------  -------  ---  ----  -------  --------   ----  ------  ----
AFLAC INC                      COM             1055102    1,316    27,880   SH           SOLE             27,880
AMFM INC                       COM             1693100    2,285    29,205   SH           SOLE             29,205
AT&T CORP                      COM             1957109   24,188   476,027   SH           SOLE            471,227        4,800
ABERCROMBIE & FITCH CO         CL A            2896207      483    18,095   SH           SOLE             18,095
ALZA CORPORATION               CLASS A        22615108      594    17,145   SH           SOLE             17,145
ALZA CORP.                     CVT 5.000%    022615AD0      898   850,000   PRN          SOLE            850,000
                               05-01-2006
AMERICAN GENERAL CORP          COM            26351106      967    12,740   SH           SOLE             12,740
AMERICAN INTL GROUP INC        COM            26874107    1,192    11,027   SH           SOLE             11,027
APPLIED MATERIALS INC          COM            38222105    1,641    12,950   SH           SOLE             12,950
BMC SOFTWARE INC               COM            55921100    1,275    15,945   SH           SOLE             15,945
BANK NEW YORK COMPANY          COM            64057102   33,194   829,840   SH           SOLE            822,340        7,500
BELL ATLANTIC                  COM            77853109      830    13,484   SH           SOLE             13,484
BELLSOUTH CORP                 COM            79860102   27,671   591,099   SH           SOLE            585,049        6,050
BERKSHIRE HATHWAY INC          CL B           84670207      417       228   SH           SOLE                228
CARNIVAL CRUISE LINES          CL A          143658102   29,557   618,195   SH           SOLE            611,495        6,700
CHASE MANHATTAN CORP           COM           16161A108   29,234   376,307   SH           SOLE            372,157        4,150
CHEVRON CORP                   COM           166751107   25,550   294,954   SH           SOLE            291,829        3,125
CHIQUITA BRANDS                CVT PFD       170032403      206    10,550   PRN          SOLE             10,550
                               SERIES A
                               $2.875
CISCO SYSTEMS INC.             COM           17275R102    1,965    18,340   SH           SOLE             18,340
CITIGROUP INC                  COM           172967101   36,480   655,081   SH           SOLE            648,156        6,925
CLEAR CHANNEL COMM.            CVT 2.625%    184502AB8      666   450,000   PRN          SOLE            450,000
                               04-01-2003
CONOCO INC                     CL A          208251306      668    26,970   SH           SOLE             26,970
COSTCO WHSL CORP (NEW)         COM           22160K105    1,230    13,480   SH           SOLE             13,480
DELL COMPUTER CORP             COM           247025109    1,187    23,271   SH           SOLE             23,271
DEVON ENERGY CORP NEW          4.900%        25179MAA1      548   576,897   PRN          SOLE            576,897
                               08-15-2008
DIAL CORP                      COM           25247D101      821    33,750   SH           SOLE             33,750
DIAMOND OFFSHORE               CVT 3.750%    25271CAA0      232   235,000   PRN          SOLE            235,000
                               02-15-2007
DISNEY WALT CO                 COM           254687106   18,925   647,001   SH           SOLE            639,101        7,900
DOW CHEMICAL CO                COM           260543103   27,139   203,100   SH           SOLE            200,850        2,250
EQUIFAX INC                    COM           294429105      465    19,750   SH           SOLE             19,750
EQUITY RESIDENTIAL             $1.813 CVT    29476L859      602    30,500   SH           SOLE             30,500
                               PFD SER G
EXXON MOBIL CORP (NEW)         COM           30231G102      953    11,828   SH           SOLE             11,828
FINOVA FINANCE                 $2.75 Cvt     3.18E+211      650    13,000   SH           SOLE             13,000
                               Pfd Ser A
FIRST DATA CORP                COM           319963104   28,249   572,863   SH           SOLE            566,463        6,400
FORD MOTOR COMPANY             COM           345370100   20,969   393,330   SH           SOLE            388,480        4,850
FOX ENTERTAINMENT GRP INC      A             35138T107      939    37,650   SH           SOLE             37,650
GTE CORP                       COM           362320103   27,619   391,414   SH           SOLE            387,364        4,050
GENERAL ELECTRIC COMPANY       COM           369604103   54,852   354,453   SH           SOLE            350,503        3,950
GENERAL MOTORS                 CLASS H       370442832    1,571    16,360   SH           SOLE             16,360
GEORGIA PACIFIC                $3.75 Cvt     373298801    1,066    20,900   SH           SOLE             20,900
                               Pfd Ser W
GUIDANT CORP                   COM           401698105      744    15,830   SH           SOLE             15,830
HARTFORD FINL SERVICES GRP INC COM           416515104   20,193   426,235   SH           SOLE            421,285        4,950
HEWLETT-PACKARD COMPANY        COM           428236103   45,123   396,689   SH           SOLE            392,714        3,975
HILTON HOTEL CORP.             Cvt. 5.000%   432848AL3      313   413,000   PRN          SOLE            413,000
                               05-15-2006
ITT INDUSTRIES INC             COM           450911102   14,474   432,864   SH           SOLE            427,564        5,300
INTEL CORPORATION              COM           458140100   20,435   248,257   SH           SOLE            245,982        2,275
INTERNATIONAL BUSINESS MACHINE COM           459200101   49,597   459,763   SH           SOLE            455,138        4,625
JOHNSON & JOHNSON              COM           478160104   26,073   279,603   SH           SOLE            276,828        2,775
KIMBERLY CLARK                 COM           494368103      213     3,250   SH           SOLE              3,250
K - MART                       $3.875 CVT    498778208    1,046    23,900   SH           SOLE             23,900
                               PFD SER T
LILLY ELI & COMPANY            COM           532457108      451     6,788   SH           SOLE              6,113          675
LIVENT INC                     COM           537902108             10,000   SH           SOLE             10,000
LOEWS CORP. CV                 3.125%        540424AL2      495   612,000   PRN          SOLE            612,000
                               09-15-2007
LOWES CO INC                   COM           548661107   16,157   270,410   SH           SOLE            267,960        2,450
LUCENT TECHNOLOGIES INC.       COM           549463107   14,015   186,860   SH           SOLE            185,060        1,800
MBNA CORPORATION               COM           55262L100      949    34,807   SH           SOLE             34,807
MCI WORLDCOM INC               COM           55268B106   16,267   306,571   SH           SOLE            302,409        4,162
MAGNA INT'L INC.               CVT. 5.000%   559222AE4      223   235,000   PRN          SOLE            235,000
                               10-15-2002
MARSH & MCLENNAN COS INC       COM           571748102   35,135   367,188   SH           SOLE            363,338        3,850
MERCK & COMPANY INCORPORATED   COM           589331107      300     4,461   SH           SOLE              4,461
MICROSOFT CORP                 COM           594918104   53,578   458,910   SH           SOLE            454,010        4,900
MONSANTO COMPANY               COM           611662107      800    22,570   SH           SOLE             22,570
MONSANTO CO                    $2.60         611662305      990    29,900   SH           SOLE             29,900
                               CVT PFD
MOTOROLA INC                   COM           620076109   29,023   197,098   SH           SOLE            194,833        2,265
NTL INCORPORATED               COM           629407107      359     2,875   SH           SOLE              2,875
NAT'L DATA CORP.               CVT 5.000%    635621AA3    1,272 1,398,000   PRN          SOLE          1,398,000
                               11-01-2003
NUEVO ENERGY                   $2.875 CVT    670511203      387    14,200   SH           SOLE             14,200
                               PFD SER A
ORACLE CORP                    COM           68389X105   41,974   374,559   SH           SOLE            370,359        4,200
PPG INDUSTRIES                 COM           693506107   18,389   293,938   SH           SOLE            290,738        3,200
PEPSICO INCORPORATED           COM           713448108   17,560   498,163   SH           SOLE            492,563        5,600
PFIZER INC                     COM           717081103   21,426   660,528   SH           SOLE            652,528        8,000
PROCTER AND GAMBLE COMPANY     COM           742718109   27,605   251,960   SH           SOLE            249,310        2,650
QWEST COMMUNICATIONS INTL      COM           749121109    1,099    25,550   SH           SOLE             25,550
RELIANT ENERGY INC             COM           75952J108      213     9,300   SH           SOLE              9,300
RITE AID CORP                  CVT 5.250%    767754AL8      764 1,123,000   PRN          SOLE          1,123,000
                               09-15-2002
SBC COMMUNICATIONS INC         COM           78387G103      240     4,926   SH           SOLE              4,926
SCHERING PLOUGH CORP           COM           806605101   18,572   438,287   SH           SOLE            434,387        3,900
SEALED AIR CORP                $2.000 CVT    81211K209      487     9,650   SH           SOLE              9,650
                               PFD Ser A
SINCLAIR BROADCASTING          $3.00         829226505      228     6,500   SH           SOLE              6,500
                               CVT PFD
TXI CAPITAL TRUST 1            $2.75         873119200      266     6,900   SH           SOLE              6,900
                               CVT PFD
TENET HEALTHCARE               THC6 CV       88033GAD2      196   243,000   PRN          SOLE            243,000
                               6.000%
                               12-01-2005
TEXACO INC                     COM           881694103   23,366   430,218   SH           SOLE            425,618        4,600
THERMO INSTRUMENT              CVT 4.000%    883559AE6      374   512,000   PRN          SOLE            512,000
                               01-15-2005
TYCO INTL LTD                  COM           902124106   35,033   898,270   SH           SOLE            889,170        9,100
USX CORP                       $3.25 CVT     902905819      448    10,300   SH           SOLE             10,300
                               PFD SER A
VORNADO REALTY TRUST           $3.25 Cvt     929042208      382     8,200   SH           SOLE              8,200
                               Pfd Ser A
WASTE MANAGEMENT INC           CV 4.000%     94106LAA7      259   298,000   PRN          SOLE            298,000
                               02-01-2002
WELLS FARGO & CO (NEW)         COM           949746101   26,610   658,050   SH           SOLE            651,500        6,550
WENDYS INT'L INC               $2.50 CVT     950588202    1,001    20,900   SH           SOLE             20,900
                               PFD SER A
ROYAL CARIBBEAN                $3.625        V7780T111    2,189    14,400   SH           SOLE             14,400
                               CVT PFD

TOTAL                                                  $996,587
                                                       ========